Consolidated Statement of Operations (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Operations [Abstract]
Retail pharmacy co-payments included in Network revenues	$ 6,181.4	$ 3,132.1	$ 3,153.6